Summary - Invesco Van Kampen High Yield Municipal Fund, Class A, B, C And Y | Invesco Van Kampen High Yield Municipal Fund
Fund Summary - Invesco Van Kampen High Yield Municipal Fund
Investment Objective(s)
The Fund’s investment objective is to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investment policies of the Fund.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen High Yield Municipal Fund	Class A, Invesco Van Kampen High Yield Municipal Fund	Class B, Invesco Van Kampen High Yield Municipal Fund	Class C, Invesco Van Kampen High Yield Municipal Fund	Class Y, Invesco Van Kampen High Yield Municipal Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen High Yield Municipal Fund		Class A, Invesco Van Kampen High Yield Municipal Fund	Class B, Invesco Van Kampen High Yield Municipal Fund	Class C, Invesco Van Kampen High Yield Municipal Fund	Class Y, Invesco Van Kampen High Yield Municipal Fund
Management Fees		0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees		0.25%	0.80%	1.00%	none
Other Expenses		0.06%	0.06%	0.06%	0.06%
Interest Expenses		0.08%	0.08%	0.08%	0.08%
Total Other Expenses	[1]	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	0.90%	1.45%	1.65%	0.65%
[1]	"Total Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen High Yield Municipal Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen High Yield Municipal Fund	Class A	562	748	950	1,530
Class B, Invesco Van Kampen High Yield Municipal Fund	Class B	648	759	992	1,586
Class C, Invesco Van Kampen High Yield Municipal Fund	Class C	268	520	897	1,955
Class Y, Invesco Van Kampen High Yield Municipal Fund	Class Y	66	208	362	810

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen High Yield Municipal Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen High Yield Municipal Fund	Class A	562	748	950	1,530
Class B, Invesco Van Kampen High Yield Municipal Fund	Class B	148	459	792	1,586
Class C, Invesco Van Kampen High Yield Municipal Fund	Class C	168	520	897	1,955
Class Y, Invesco Van Kampen High Yield Municipal Fund	Class Y	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen High Yield Municipal Fund (the predecessor fund) and the Fund for the fiscal year December 1, 2009 to November 30, 2010 was 20% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period December 1, 2010 to February 28, 2011 was 3% of the average value of portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities which it believes entail reasonable credit risk considered in relation to the investment policies of the Fund. The Fund’s investments in medium- and lower-grade securities involve special risks as compared to investments in higher-grade securities. Lower-grade securities are commonly referred to as junk bonds. The Fund may purchase and sell listed futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Investment opportunities for medium- and lower- grade municipal securities may be more limited than those in other sectors of the market. To facilitate the management of the Fund’s portfolio, the Fund may from time to time suspend the continuous offering of its shares to investors. As market conditions permit, the Fund may reopen sales of the Fund’s shares to investors. Any such limited offerings of the Fund may commence and terminate without any prior notice.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The Fund is subject to a higher level of credit risk than a fund that invests solely in investment grade securities. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect its interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. Lower-grade securities may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from these securities would likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Although the interest received from municipal securities general is exempt from federal income tax, the Fund may invest all or a substantial portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style-specific benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Year to date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year to date (ended March 31, 2011): (0.79)% Best Quarter (ended September 30, 2009): 14.93% Worst Quarter (ended December 31, 2008): (18.08)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen High Yield Municipal Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen High Yield Municipal Fund	Class A: Inception (01/02/1986)	Return Before Taxes		(0.66%)	0.96%	3.81%		Jan. 02, 1986
Return Before Taxes Class B, Invesco Van Kampen High Yield Municipal Fund	Class B: Inception (07/20/1992)			(1.46%)	0.86%	3.69%		Jul. 20, 1992
Return Before Taxes Class C, Invesco Van Kampen High Yield Municipal Fund	Class C: Inception (12/10/1993)			2.48%	1.20%	3.54%		Dec. 10, 1993
Return Before Taxes Class Y, Invesco Van Kampen High Yield Municipal Fund	Class Y: Inception (03/01/2006)			4.61%			2.03%	Mar. 01, 2006
Return After Taxes on Distributions Class A, Invesco Van Kampen High Yield Municipal Fund	Class A: Inception (01/02/1986)	Return After Taxes on Distributions		(0.67%)	0.96%	3.80%		Jan. 02, 1986
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen High Yield Municipal Fund	Class A: Inception (01/02/1986)	Return After Taxes on Distributions and Sale of Fund Shares		1.64%	1.64%	4.10%		Jan. 02, 1986
Barclays Capital High Yield Municipal Bond Index		Barclays Capital High Yield Municipal Bond Index	(reflects no deductions for fees, expenses or taxes)	7.80%	2.48%	5.04%
Custom IVK High Yield Municipal Index		Custom IVK High Yield Municipal Index	(reflects no deductions for fees, expenses or taxes)	5.60%	3.20%	5.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.